Shareholders' Equity (Details) - Schedule of accumulated other comprehensive income (loss) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Accumulated Other Comprehensive Income Loss Abstract
Beginning balance	$ 1,230,083	$ (1,362,665)
Other comprehensive income (loss) before reclassification	(1,828,542)	2,697,395
Amounts reclassified from accumulated other comprehensive income		(2,172)
Net current-period other comprehensive income	(1,828,542)	2,695,223
Other comprehensive loss attribute to noncontrolling interests	48,211	(102,475)
Ending balance	$ (550,248)	$ 1,230,083